CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash from operating activities:
Net Loss	$ (406,023)	$ (2,147,049)	$ (6,747,435)	$ (2,470,882)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense (recovery)			(3,217)	220,405
Depreciation and amortization	73,049	48,647	222,514	184,620
Stock based compensation	76,301	8,100	351,970	44,874
PPP loan forgiveness including accrued interest	(1,421,577)
Modification of employee stock options			102,800
Interest expense related to debt discounts		48,926	94,627	64,652
Amortization of operating lease right of use asset	42,121	55,858	234,001	214,100
Changes in assets and liabilities:
Accounts receivable	(197,827)	1,966,072	1,369,949	(1,293,219)
Contract assets	64,892	992,220	1,273,462	(167,316)
Prepaid expenses and other current assets	7,579	(5,062)	491,598	(174,202)
Accounts payable	90,332	(1,970,190)	(2,042,118)	1,224,720
Related payable-related party		(300)	(5,091)	(682)
Payroll taxes payable		(102,721)	(111,965)	(202,462)
Accrued expenses	(42,611)	(242,303)	697,320	203,861
Lease obligation	(44,241)	(55,965)	(239,688)	(201,761)
Contract liabilities	(490,970)	1,509	700,892	(2,240,168)
Deferred revenue	952,551	(254,755)	(621,058)	573,900
Net cash used in operating activities	(1,296,424)	(1,657,013)	(4,231,439)	(4,019,560)
Cash flows from investing activities:
Purchase of patents/trademarks	(7,435)	(7,310)	(8,185)	(13,095)
Purchase of fixed assets	(50,670)	(28,935)	(279,146)	(206,480)
Net cash used in investing activities	(58,105)	(36,245)	(287,331)	(219,575)
Cash flows from financing activities:
Repurchase of common stock				(7,993)
Repayments of line of credit		(27,550)	(27,615)	(3,586)
Repayments of related party notes				(80,000)
Stock issuance costs		(1,001,885)	(1,001,885)	(20,000)
Repayments of notes payable			(1,000,000)	(262,500)
Repayments of insurance and equipment financing	(21,206)	(23,094)	(260,983)	(266,134)
Repayment of finance lease	(21,452)	(10,702)	(62,931)	(24,652)
Proceeds from SBA loan			1,410,270
Proceeds from notes payable-related parties				1,080,000
Proceeds from notes payable				250,000
Proceeds from equipment leasing			121,637	102,928
Proceeds from common stock issued		9,253,128	9,253,128
Proceeds from preferred stock issued	4,500,000
Proceeds from warrants exercised				2,318,020
Net cash provided by financing activities	4,457,342	8,189,897	8,431,621	3,086,083
Net increase in cash	3,102,813	6,496,639	3,912,851	(1,153,052)
Cash, beginning of period	3,969,100	56,249	56,249	1,209,301
Cash, end of period	7,071,913	6,552,888	3,969,100	56,249
Supplemental Disclosure of Cash Flow Information:
Interest paid	5,671	6,643	33,698	6,320
Supplemental Non-Cash Investing and Financing Activities:
Common stock issued for accrued BOD fees		$ 7,500	52,500	32,917
Lease right of use asset and liability				644,245
Note issued for financing of insurance premiums			261,626	260,103
Debt discount on Notes issued				12,500
Note issued for equipment financing lease				55,822
Relative fair value of warrant recorded as debt discount				$ 146,779